May 16, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Brookfield Real Assets Income Fund Inc. (the “Fund”) (333-[            ])

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Fund.  This Registration Statement is being filed in connection with the proposed reorganization of each of Brookfield Mortgage Opportunity Income Fund Inc., Brookfield Total Return Fund Inc. and Brookfield High Income Fund Inc. into Brookfield Real Assets Income Fund Inc. The Registration Statement also seeks approval from shareholders of each of Brookfield Mortgage Opportunity Income Fund Inc. and Brookfield Total Return Fund Inc. of a sub-advisory agreement between each such fund and Schroder Investment Management North America.

Please call the undersigned at (212) 318-6054 with any questions or comments you may have regarding the filing.  Thank you.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP